Income per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income per share
Profit/(loss) for the period	$ 7,662	$ 15,120
Non-controlling interests	(2,806)	(1,398)
Profit attributable to IHS common shareholders	$ 10,468	$ 16,518
Basic weighted average shares outstanding	331,986	328,551
Potentially dilutive securities	3,144	7,012
Potentially dilutive weighted average common shares outstanding	335,130	335,563
Basic income per share	$ 0.03	$ 0.05
Diluted income per share	$ 0.03	$ 0.05